OTHER LIABILITIES - NON CURRENT AND CURRENT (Actuarial assumptions of defined benefit obligation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Discount rate	1.00%
Compensation growth rate	1.00%
Pension growth rate	1.00%
Life expectancy (period)	1 year
Bottom of range
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next five years	$ 19.0
Top of range
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next five years	$ 23.0
Argentina
Disclosure of defined benefit plans [line items]
Discount rate		7.00%
Compensation growth rate		2.00%
Argentina | Bottom of range
Disclosure of defined benefit plans [line items]
Discount rate	6.00%
Compensation growth rate	2.00%
Argentina | Top of range
Disclosure of defined benefit plans [line items]
Discount rate	7.00%
Compensation growth rate	3.00%
Mexico
Disclosure of defined benefit plans [line items]
Discount rate	7.75%	8.00%
Compensation growth rate	5.00%	5.00%
Increase in assumption
Disclosure of defined benefit plans [line items]
Discount rate	(9.50%)
Compensation growth rate	1.60%
Pension growth rate	(2.90%)
Life expectancy	2.60%
Decrease in assumption
Disclosure of defined benefit plans [line items]
Discount rate	10.50%
Compensation growth rate	(3.50%)
Pension growth rate	0.70%
Life expectancy	(4.40%)